[GRAPHIC]

                        Semiannual Report April 30, 2000

Oppenheimer
Quest Value Fund, Inc.


                                                        OppenheimerFunds(R)
                                                        The Right Way to Invest

REPORT HIGHLIGHTS

CONTENTS

 1  President's Letter

 3  An Interview
    with Your Fund's
    Manager

 8  Financial
    Statements

25  Officers and
    Directors



o We continue to employ our bottom-up selection process, focusing on what we believe are well-managed com panies that create shareholder value by maximizing and effectively deploying free cash flow.

o After trailing the market for much of the period, positive signs began to emerge for the Fund beginning in late March.

o Due to high valuations, we've found few new stocks worth considering, but have identified a number of opportunities in companies we already own.


Cumulative
Total Returns*

For the 6-Month Period
Ended 4/30/00

Class A
Without       With
Sales Chg.    Sales Chg.
-------------------------
-3.95%        -9.47%

Class B
Without       With
Sales Chg.    Sales Chg.
-------------------------
-4.25%        -8.44%

Class C
Without       With
Sales Chg.    Sales Chg.
-------------------------
-4.26%        -5.10%

Class Y
Without       With
Sales Chg.    Sales Chg.
-------------------------
-3.99%        -3.99%


* See Notes on page 7 for further details.

PRESIDENT'S LETTER

Dear Shareholder,

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may have assumed too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."

   Several months ago, Alan Greenspan, the Chairman of the Federal Reserve Board, stated his view that the spectacular returns some sectors of the market were then experiencing may have been partly responsible for pushing our economy to growth rates that could lead to higher inflation. Today it is clear that the dramatic rise in the prices of a narrow segment of the market created enormous wealth for some investors. The result of this newfound wealth has been a substantial increase in spending that the Federal Reserve Board believes could threaten the healthy growth of our economy.

   That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed has been attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

   The implications of the Fed's resolve are clear: investors must continue to be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth often reduces corporate earnings and puts downward pressure on stock prices. Highly valued stocks can be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has been cautioning investors against the expectation that the types of returns seen in the recent bull market will last forever.


[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
Quest Value Fund, Inc.


1 OPPENHEIMER QUEST VALUE FUND, INC.

PRESIDENT'S LETTER

   Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

   While some "new economy" stocks have risen over the last year, many so-called "old economy" stocks are selling at low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor.

   What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuations, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.

   We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/ Bridget A Macaskill
------------------------
Bridget A. Macaskill
May 19, 2000


2 OPPENHEIMER QUEST VALUE FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGER

How would you characterize the Fund's performance during the six months that ended April 30, 2000?

A. The past six months presented some sizable challenges for Oppenheimer Quest Value Fund, Inc. Relative to the performance of the overall stock market, the Fund's performance was disappointing. However, after trailing the market for much of the period, positive signs began to emerge for the Fund beginning in late March. Concerns over stretched valuations in the technology sector, interest rates and a negative inflation report unleashed a broad sell-off, mostly in growth stocks. As a result, some investor interest started to shift toward "old economy" or value stocks.

In your opinion, what does the future hold for value investing?

We believe things are improving for value investors. Large-cap value stocks, our area of emphasis, have lagged large-cap growth stocks by a significant margin for the past several years. This is an unusually long period for one investment style to trail the other, and chances are this will not always be the case. History tells us that performance disparities between value and growth dissipate over time and that a well-conceived style of value investing, as part of a diversified portfolio, can deliver superior long-term performance while controlling risk. We do not know when value will return to favor. We do believe, however, that a shift is inevitable.

   Consistency and patience are virtues for any investor, especially the value investor, since the intrinsic value of a company often takes time to surface in the market. Therefore, we will continue to employ our bottom-up selection process, focusing on what we believe are well-managed companies that create shareholder value by maximizing and effectively deploying free cash flow. We're convinced this value investment philosophy will lead to higher share prices for our holdings and superior portfolio performance over time.


3 OPPENHEIMER QUEST VALUE FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGER

What are some examples of stocks that performed well for the Fund?

Monsanto Co., a life sciences company, performed relatively well. Although its merger with Pharmacia & Upjohn was viewed with some skepticism, we believe the combined company (now referred to as Pharmacia Corp.) will bring innovative treatments to market, bolster its research and development effort and create numerous cost efficiencies.

   American Home Products Corp., also a life sciences company, was another strong performer. The company has an impressive and, in our view, underrated new product pipeline and one of the lowest exposures to patent expiration. The pipeline could add as much as $4 billion in sales, on top of the $8 billion already in place. American Home is also considered an attractive takeover target, which could further boost its share price.

   Another one of our holdings, a leading U.S. airline, contributed solid gains. Investors reacted positively to the company's plans to spin off its 83% interest in the world's largest travel reservation system. In addition, the company is reducing costs and using competitive measures rather than expansion to gain market share. The potential benefits to cash flow will probably be used to retire debt and repurchase stock.

   While recent Federal Reserve interest rate hikes unfairly punished many financial stocks, Citigroup, Inc. avoided much of the downturn. Citgroup's position as a premier global provider of financial services, coupled with its attractive valuation, fuels our optimism going forward.

Which opportunities proved disappointing?

In a market that clearly favored growth investing, we saw more disappointments than we would like. However, we remain encouraged by the prospects for a number of our under performers. Alcoa, Inc., the world's leading producer of aluminum, is a good example. It is the lowest-cost, most efficient, and most profitable aluminum producer. Therefore, it is less vulnerable to price slumps than its competitors. Management has refocused on long-term profitability, creating shareholder value through cost reductions, a sizable share repurchase program and strategic acquisitions.


"History tells us that,
in time, a well-
conceived style of
value investing, as
part of a diversified
portfolio, can deliver
excellent long-term
performance while
controlling risk."


4 OPPENHEIMER QUEST VALUE FUND, INC.

   Emerson Electric Co., while down slightly for the period, overcame temporary problems ranging from a mild earnings shortfall to management succession issues. Long term, we believe this electronic component manufacturer will continue to grow revenues and raise margins through a combination of internal growth and acquisitions.

What is your outlook for the Fund over the coming months?

Volatility is here to stay for the foreseeable future. As a result, we will continue to emphasize solid, growing companies that use their cash flow to build shareholder value. The recent uncertainty in the market may be a blessing in disguise for the Fund. If stock prices continue to fall, a number of high-quality value stocks may become candidates for acquisition, or they may revert to private ownership in a leveraged buyout. Either way, the Fund could benefit. Prudence, however, continues to be an appropriate course of action. For that reason, we will continue to pursue opportunities offering compelling yet unrecognized intrinsic value, which is why Oppenheimer Quest Value Fund, Inc. is an important part of The Right Way to Invest.


AVERAGE ANNUAL
TOTAL RETURNS

For the Periods Ended 3/31/00 1
Class A
1-Year   5-Year  10-Year
---------------------------------
-7.14%   14.65%  13.67%

Class B          Since
1-Year   5-Year  Inception
---------------------------------
-6.38%   15.17   13.20%

Class C          Since
1-Year   5-Year  Inception
---------------------------------
-2.96%   15.40   13.13%

Class Y          Since
1-Year   5-Year  Inception
---------------------------------
-1.28%   N/A     10.87%

Because of ongoing market
volatility, the Fund's
returns may fluctuate and
may be less than the results
shown.

1. See notes on page 7 for further details.


5 OPPENHEIMER QUEST VALUE FUND, INC.

AN INTERVIEW WITH YOUR FUND'S MANAGER

SECTOR ALLOCATION 2

        [CHART]

* Financial         28.4%
* Capital Goods     15.4
* Consumer
  Staples           11.6
* Communication
  Services           9.4
* Technology         9.3
* Healthcare         8.0
* Basic Materials    6.0
* Transportation     5.2
* Energy             4.2
* Consumer
  Cyclicals          2.5


TOP TEN COMMON STOCK HOLDINGS 2
-------------------------------------------------------------
Freddie Mac                                             4.6%
-------------------------------------------------------------
Emerson Electric Co.                                    4.5
-------------------------------------------------------------
Kroger Co.                                              4.4
-------------------------------------------------------------
FleetBoston Financial Corp.                             4.0
-------------------------------------------------------------
Household International, Inc.                           3.6
-------------------------------------------------------------
Wells Fargo Co.                                         3.6
-------------------------------------------------------------
Citigroup, Inc.                                         3.5
-------------------------------------------------------------
Bell Atlantic Corp.                                     3.5
-------------------------------------------------------------
McDonald's Corp.                                        3.5
-------------------------------------------------------------
American Home Products Corp.                            3.4

Top Five Common Stock Industries 2
-------------------------------------------------------------
Diversified Financial                                   14.7%
-------------------------------------------------------------
Banks                                                   10.1
-------------------------------------------------------------
Healthcare/Drugs                                        6.8
-------------------------------------------------------------
Food & Drug Retailers                                   6.4
-------------------------------------------------------------
Manufacturing                                           6.3
-------------------------------------------------------------

2. Portfolio is subject to change. Percentages are as of April 30, 2000, and are based on total market value of common stock.


6 OPPENHEIMER QUEST VALUE FUND, INC.

NOTES

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. For quarterly updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95. The Fund's sub-advisor is OpCap Advisors, which was the Fund's advisor prior to 11/22/95. The portfolio management team is employed by the Fund's sub-advisor.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

CLASS A shares were first publicly offered on 4/30/80. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to an annual 0.20% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

CLASS B shares were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "life of class" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


7 OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF INVESTMENTS April 30, 2000 / Unaudited

                                                                 Market Value
                                                     Shares        See Note 1
================================================================================
 Common Stocks--95.9%
--------------------------------------------------------------------------------
 BASIC MATERIALS--5.7%
--------------------------------------------------------------------------------
 Chemicals--2.8%
 Du Pont (E.I.) De Nemours & Co.                    670,000       $31,783,125
--------------------------------------------------------------------------------
 Metals--2.9%
 Alcoa, Inc.                                        520,000        33,735,000
--------------------------------------------------------------------------------
 Capital Goods--14.8%
--------------------------------------------------------------------------------
 Aerospace/Defense--1.7%
 Boeing Co.                                         500,000        19,843,750
--------------------------------------------------------------------------------
 Electrical Equipment--5.9%
 Emerson Electric Co.                               900,000        49,387,500
--------------------------------------------------------------------------------
 Rockwell International Corp.                       450,000        17,718,750
                                                                  --------------
                                                                   67,106,250
--------------------------------------------------------------------------------
 Industrial Services--1.1%
 Waste Management, Inc.                             800,000        12,700,000
--------------------------------------------------------------------------------
 Manufacturing--6.1%
 Caterpillar, Inc.                                  450,000        17,746,875
--------------------------------------------------------------------------------
 Minnesota Mining & Manufacturing Co.               350,000        30,275,000
--------------------------------------------------------------------------------
 Textron, Inc.                                      350,000        21,678,125
                                                                  --------------
                                                                   69,700,000
--------------------------------------------------------------------------------
 COMMUNICATION SERVICES--9.0%
--------------------------------------------------------------------------------
 Telecommunications-Long Distance--5.6%
 AT&T Corp.                                         270,000        12,605,625
--------------------------------------------------------------------------------
 MCI WorldCom, Inc. 1                               600,000        27,262,500
--------------------------------------------------------------------------------
 Sprint Corp. (Fon Group)                           400,000        24,600,000
                                                                  --------------
                                                                   64,468,125
--------------------------------------------------------------------------------
 Telephone Utilities--3.4%
 Bell Atlantic Corp.                                650,000        38,512,500
--------------------------------------------------------------------------------
 CONSUMER CYCLICALS--2.4%
--------------------------------------------------------------------------------
 Leisure & Entertainment--1.2%
 Carnival Corp.                                     550,000        13,681,250
--------------------------------------------------------------------------------
 Retail:  General--1.2%
 May Department Stores Co.                          500,000        13,750,000
--------------------------------------------------------------------------------
 Consumer Staples--11.0%
--------------------------------------------------------------------------------
 Entertainment--3.3%
 McDonald's Corp.                                 1,000,000        38,125,000
--------------------------------------------------------------------------------
 Food--1.6%
 Diageo plc, Sponsored ADR                          550,000        18,700,000
--------------------------------------------------------------------------------
 Food & Drug Retailers--6.1%
 CVS Corp.                                          500,000        21,750,000
--------------------------------------------------------------------------------
 Kroger Co. 1                                     2,600,000        48,262,500
                                                                  --------------
                                                                   70,012,500

8 OPPENHEIMER QUEST VALUE FUND, INC.

                                                              Market Value
                                                 Shares         See Note 1
================================================================================
 ENERGY--4.0%
--------------------------------------------------------------------------------
 Energy Services--1.1%
 Anadarko Petroleum Corp.                        300,000      $ 13,031,250
--------------------------------------------------------------------------------
 Oil:  Domestic--2.9%
--------------------------------------------------------------------------------
 Chevron Corp.                                   150,000        12,768,750
--------------------------------------------------------------------------------
 Unocal Corp.                                    620,000        20,033,750
                                                              ------------------
                                                                32,802,500
--------------------------------------------------------------------------------
 FINANCIAL--27.4%
--------------------------------------------------------------------------------
 Banks--9.7%
 Chase Manhattan Corp.                           380,000        27,383,750
--------------------------------------------------------------------------------
 FleetBoston Financial Corp.                   1,250,000        44,296,875
--------------------------------------------------------------------------------
 Wells Fargo Co.                                 950,000        39,009,375
                                                              ------------------
                                                               110,690,000
--------------------------------------------------------------------------------
 Diversified Financial--14.1%
 Citigroup, Inc.                                 650,000        38,634,374
--------------------------------------------------------------------------------
 Countrywide Credit Industries, Inc.             500,000        13,812,500
--------------------------------------------------------------------------------
 Freddie Mac                                   1,100,000        50,531,250
--------------------------------------------------------------------------------
 Household International, Inc.                   950,000        39,662,500
--------------------------------------------------------------------------------
 John Hancock Financial Services, Inc. 1       1,000,000        18,250,000
                                                              ------------------
                                                               160,890,624
--------------------------------------------------------------------------------
 Insurance--3.6%
 AFLAC, Inc.                                     350,000        17,084,375
--------------------------------------------------------------------------------
 XL Capital Ltd., Cl. A                          500,000        23,812,500
                                                              ------------------
                                                                40,896,875
--------------------------------------------------------------------------------
 HEALTHCARE--7.7%
--------------------------------------------------------------------------------
 Healthcare/Drugs--6.6%
 American Home Products Corp.                    670,000        37,645,625
--------------------------------------------------------------------------------
 Pharmacia Corp.                                 750,000        37,453,125
                                                              ------------------
                                                                75,098,750
--------------------------------------------------------------------------------
 Healthcare/Supplies & Services--1.1%
 Paracelsus Healthcare Corp. 1                    18,946             3,256
--------------------------------------------------------------------------------
 Tenet Healthcare Corp.                          500,000        12,750,000
                                                              ------------------
                                                                12,753,256
--------------------------------------------------------------------------------
 TECHNOLOGY--8.9%
--------------------------------------------------------------------------------
 Computer Hardware--2.1%
 International Business Machines Corp.           220,000        24,557,500

--------------------------------------------------------------------------------
 Computer Services--0.5%
 Unisys Corp.1                                   225,000         5,217,187
--------------------------------------------------------------------------------
 Computer Software--5.7%
 Computer Associates International, Inc.         640,000        35,720,000

 9 OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                   Market Value
                                                       Shares        See Note 1
================================================================================
 Computer Software Continued
 Compuware Corp. 1                                    898,000     $  11,281,125
--------------------------------------------------------------------------------
 Sabre Holdings Corp.                                 525,000        18,342,188
                                                                  --------------
                                                                     65,343,313
--------------------------------------------------------------------------------
 Electronics--0.6%
 Solectron Corp. 1                                    150,000         7,021,875
--------------------------------------------------------------------------------
 TRANSPORTATION--5.0%
--------------------------------------------------------------------------------
 Air Transportation--1.8%
 AMR Corp. 1                                          600,000        20,437,500
--------------------------------------------------------------------------------
 Railroads & Truckers--3.2%
 Burlington Northern Santa Fe Corp.                   750,000        18,093,750
--------------------------------------------------------------------------------
 Canadian Pacific Ltd.                                800,000        19,050,000
                                                                  --------------
                                                                     37,143,750
                                                                  ==============
 Total Common Stocks (Cost $1,038,971,006)                        1,098,001,880

                                                           Principal
                                                              Amount
========================================================================================
 SHORT-TERM NOTES--4.9%
----------------------------------------------------------------------------------------
 American Express Credit Corp., 6.03%, 5/25/00           $10,200,000        10,158,996
----------------------------------------------------------------------------------------
 Federal Home Loan Bank:
 5.84%, 5/11/00                                           12,366,000        12,345,940
 5.88%, 5/1/00                                            10,000,000        10,000,000
----------------------------------------------------------------------------------------
 Federal National Mortgage Assn., 5.95%, 6/6/00           10,523,000        10,460,388
----------------------------------------------------------------------------------------
 Ford Motor Credit Co., 5.98%, 5/11/00                     4,821,000         4,812,965
----------------------------------------------------------------------------------------
 General Motors Acceptance Corp., 6.04%, 5/16/00           7,991,000         7,971,023
                                                                        ----------------
 TOTAL SHORT-TERM NOTES (COST $55,749,312)                                  55,749,312
----------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,094,720,318)             100.8%    1,153,751,192
----------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                          (0.8)       (8,635,899)
                                                         -------------------------------
 NET ASSETS                                                   100.0%    $1,145,115,293
                                                         ===============================

Footnotes to Statement of Investments

1. Non-income-producing security

See accompanying Notes to Financial Statements.


10 OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited


APRIL 30, 2000
========================================================================================
ASSETS
Investments, at value (cost $1,094,720,318)
  --see accompanying statement                                        $1,153,751,192
----------------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                               1,529,112
Interest and dividends                                                       860,146
Other                                                                         81,834
                                                                      ------------------
Total assets                                                           1,156,222,284

========================================================================================
LIABILITIES
----------------------------------------------------------------------------------------
Bank overdraft                                                             1,288,966
----------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                           5,862,160
Investments purchased                                                      3,099,579
Distribution and service plan fees                                           236,845
Transfer and shareholder servicing agent fees                                185,498
Directors' compensation                                                      128,558
Other                                                                        305,385
                                                                      ------------------
Total liabilities                                                         11,106,991
========================================================================================
NET ASSETS                                                            $1,145,115,293
                                                                      ==================

========================================================================================
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------
Par value of shares of capital stock                                  $   63,034,009
----------------------------------------------------------------------------------------
Additional paid-in capital                                               948,917,862
----------------------------------------------------------------------------------------
Overdistributed net investment income                                     (1,320,570)
----------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                  75,453,118
----------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                59,030,874
                                                                      ------------------
NET ASSETS                                                            $1,145,115,293
                                                                      ==================

========================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redempton price per share (based on net assets of
$666,334,187 and 36,278,391 shares of capital stock outstanding)              $18.37
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                   $19.49
----------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$375,879,619 and 21,022,150 shares of capital stock outstanding)              $17.88
----------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$90,389,676 and 5,053,966 shares of capital stock outstanding)                $17.88
----------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $12,511,811 and 679,502 shares of capital stock outstanding)    $18.41

See accompanying Notes to Financial Statements.

11 OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF OPERATIONS Unaudited

FOR THE SIX MONTHS ENDED APRIL 30, 2000
================================================================================
 INVESTMENT INCOME
 Dividends (net of foreign withholding taxes of $120,872)        $  9,833,996
--------------------------------------------------------------------------------
 Interest                                                             941,777
                                                                 ---------------
 Total income                                                      10,775,773

================================================================================
 EXPENSES
 Management fees                                                    5,982,074
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                            1,780,844
 Class B                                                            2,171,934
 Class C                                                              536,215
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                              420,992
 Class B                                                              469,893
 Class C                                                               94,866
 Class Y                                                               41,501
--------------------------------------------------------------------------------
 Shareholder reports                                                  347,451
--------------------------------------------------------------------------------
 Custodian fees and expenses                                           31,697
--------------------------------------------------------------------------------
 Directors' compensation                                               10,241
--------------------------------------------------------------------------------
 Other                                                                280,694
                                                                 ---------------
 Total expenses                                                    12,168,402
 Less expenses paid indirectly                                         (6,494)
 Less voluntary assumption                                           (203,385)
                                                                 ---------------
 Net expenses                                                      11,958,523

================================================================================
 NET INVESTMENT LOSS                                               (1,182,750)

================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain on investments                                  77,055,359
--------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on
 investments                                                     (148,403,331)
                                                                 ---------------
 Net realized and unrealized loss                                 (71,347,972)

================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $(72,530,722)
                                                                 ===============

See accompanying Notes to Financial Statements.

12 OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         Six Months
                                                                              Ended        Year Ended
                                                                     April 30, 2000       October 31,
                                                                        (Unaudited)              1999
======================================================================================================
OPERATIONS

Net investment loss                                                  $   (1,182,750)      $(2,766,497)
------------------------------------------------------------------------------------------------------
Net realized gain                                                        77,055,359       183,043,399
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                  (148,403,331)      (87,953,317)
                                                                     ---------------------------------
Net increase (decrease) in net assets resulting from operations         (72,530,722)       92,323,585

======================================================================================================
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                        --          (6,746,450)
Class B                                                                        --          (1,678,587)
Class C                                                                        --            (433,959)
Class Y                                                                        --            (116,654)
------------------------------------------------------------------------------------------------------
Dividends in excess of net investment income:
Class A                                                                        --             (26,322)
Class B                                                                        --              (6,549)
Class C                                                                        --              (1,693)
Class Y                                                                        --                (455)
------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                (103,683,775)      (38,188,719)
Class B                                                                 (61,126,160)      (20,944,577)
Class C                                                                 (15,442,073)       (5,714,099)
Class Y                                                                  (1,711,661)         (406,888)

======================================================================================================
CAPITAL STOCK TRANSACTIONS
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                 (96,292,829)      (82,471,668)
Class B                                                                 (58,078,212)        3,096,866
Class C                                                                 (20,393,613)       (8,962,373)
Class Y                                                                     283,830         4,332,150

======================================================================================================
NET ASSETS
Total decrease                                                         (428,975,215)      (65,946,392)
------------------------------------------------------------------------------------------------------
Beginning of period                                                   1,574,090,508     1,640,036,900
                                                                     ---------------------------------
End of period (including overdistributed net investment
income of $1,320,570 and $137,820, respectively)                     $1,145,115,293    $1,574,090,508
                                                                     =================================

See accompanying Notes to Financial Statements.

13 OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS

                                               Six Months                                                                Year
                                                    Ended                                                               Ended
                                           April 30, 2000                                                          October 31,
CLASS A                                       (Unaudited)       1999       1998            1997         1996 1           1995
===================================================================================================================================
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $21.77     $21.46      $20.49         $17.30         $14.51         $12.59
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          .02        .02         .15            .11            .08            .12 2
Net realized and unrealized gain (loss)              (.84)      1.28        1.80           4.07           3.79           2.71
                                                  ---------------------------------------------------------------------------------
Total income (loss) from investment
operations                                           (.82)      1.30        1.95           4.18           3.87           2.83
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   --       (.15)       (.11)          (.07)          (.10)          (.08)
Dividends in excess of net investment income           --         -- 3        --             --             --             --
Distributions from net realized gain                (2.58)      (.84)       (.87)          (.92)          (.98)          (.83)
                                                  ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (2.58)      (.99)       (.98)          (.99)         (1.08)          (.91)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $18.37     $21.77      $21.46         $20.49         $17.30         $14.51
                                                  =================================================================================

===================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE 4                  (3.95)%     6.15%       9.87%         25.41%         28.39%         24.74%

===================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)         $666,334   $906,698    $976,655       $699,230       $412,246       $282,615
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $761,293    $977,12    $853,061       $560,582       $338,429       $257,240
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: 5
Net investment income                                0.07%      0.07%       0.83%          0.74%          0.58%          0.90%
Expenses                                             1.60%      1.60%       1.59% 6        1.60% 6        1.71% 6        1.68% 6
Expenses, net of voluntary assumption                1.57%       N/A         N/A            N/A            N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate 7                              37%      62%         21%            20%            36%            36%

1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Based on average shares outstanding for the period.
3. Less than $0.005 per share.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2000, were $481,755,869 and $872,184,381, respectively.

See accompanying Notes to Financial Statements.

14 OPPENHEIMER QUEST VALUE FUND, INC.

                                               Six Months                                                                Year
                                                    Ended                                                               Ended
                                           April 30, 2000                                                          October 31,
CLASS B                                       (Unaudited)       1999       1998            1997         1996 1           1995
===================================================================================================================================
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $21.32     $21.08     $20.17         $17.08          $14.37         $12.53
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         (.07)      (.11)       .07            .05             .05            .05 2
Net realized and unrealized gain (loss)              (.79)      1.26       1.76           3.97            3.71           2.69
                                                  ---------------------------------------------------------------------------------
Total income (loss) from investment
operations                                           (.86)      1.15       1.83           4.02            3.76           2.74
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   --       (.07)      (.05)          (.01)           (.07)          (.07)
Dividends in excess of net investment income           --         -- 3       --             --              --             --
Distributions from net realized gain                (2.58)      (.84)      (.87)          (.92)           (.98)          (.83)
                                                  ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (2.58)      (.91)      (.92)          (.93)          (1.05)          (.90)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $17.88     $21.32     $21.08         $20.17          $17.08         $14.37
                                                  =================================================================================

===================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE 4                  (4.25)%     5.51%      9.38%         24.71%          27.76%         24.08%


===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)         $375,880   $520,146   $512,885       $298,348        $111,130        $38,557
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $435,523   $541,440   $417,011       $200,752        $ 68,175        $25,393
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                        (0.55)%    (0.51)%     0.33%          0.25%           0.06%          0.36%
Expenses                                             2.23%      2.17%      2.09% 6        2.10% 6         2.26% 6        2.21% 6
Expenses, net of voluntary assumption                2.20%       N/A        N/A            N/A             N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate 7                              37%        62%        21%            20%             36%            36%

1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Based on average shares outstanding for the period.
3. Less than $0.005 per share.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2000, were $481,755,869 and $872,184,381, respectively.

See accompanying Notes to Financial Statements.

15 OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS

                                               Six Months                                                                Year
                                                    Ended                                                               Ended
                                           April 30, 2000                                                          October 31,
CLASS C                                       (Unaudited)       1999       1998            1997         1996 1           1995
===================================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period               $21.32     $21.07     $20.17        $17.07           $14.35         $12.52
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         (.08)      (.11)       .07            .05             .04            .04 2
Net realized and unrealized gain (loss)              (.78)      1.26       1.75           3.98            3.71           2.70
                                                  ---------------------------------------------------------------------------------
Total income (loss) from investment
operations                                           (.86)      1.15       1.82           4.03            3.75           2.74
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   --       (.06)      (.05)          (.01)           (.05)          (.08)
Dividends in excess of net investment income           --         -- 3       --             --              --             --
Distributions from net realized gain                (2.58)      (.84)      (.87)          (.92)           (.98)          (.83)
                                                  ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (2.58)      (.90)      (.92)          (.93)          (1.03)          (.91)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $17.88     $21.32     $21.07         $20.17          $17.07         $14.35
                                                  =================================================================================

===================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE 4                  (4.26)%     5.55%      9.32%         24.79%          27.73%         24.10%

===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)         $ 90,390   $132,668   $140,461        $82,098         $29,256        $10,140
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $107,485   $143,378   $116,160        $55,969         $18,099        $ 6,711
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                        (0.52)%    (0.48)%     0.33%          0.25%           0.06%          0.31%
Expenses                                             2.20%      2.15%      2.10% 6        2.10% 6         2.20% 6        2.26% 6
Expenses, net of voluntary assumption                2.17%       N/A        N/A            N/A             N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate 7                              37%        62%        21%            20%             36%            36%

1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Based on average shares outstanding for the period.
3. Less than $0.005 per share.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2000, were $481,755,869 and $872,184,381, respectively.

See accompanying Notes to Financial Statements.

16 OPPENHEIMER QUEST VALUE FUND, INC.

                                                Six Months                                 Year
                                                     Ended                                Ended
                                            April 30, 2000                           October 31,
CLASS Y                                        (Unaudited)       1999       1998         1997 1
==================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period               $21.82     $21.54     $20.55         $16.50
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           --        .08        .21            .10
Net realized and unrealized gain (loss)              (.83)      1.28       1.83           3.95
                                                   -----------------------------------------------
Total income (loss) from investment
operations                                           (.83)      1.36       2.04           4.05
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   --       (.24)      (.18)            --
Dividends in excess of net investment income           --         -- 2       --             --
Distributions from net realized gain                (2.58)      (.84)      (.87)            --
                                                   -----------------------------------------------
Total dividends and/or distributions
to shareholders                                     (2.58)     (1.08)     (1.05)            --
--------------------------------------------------------------------------------------------------
Net asset value, end of period                     $18.41     $21.82     $21.54         $20.55
                                                   ===============================================


==================================================================================================
TOTAL RETURN, AT NET ASSET VALUE 3                  (3.99)%     6.45%     10.36%         24.55%


==================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)          $12,512    $14,579    $10,036         $3,086
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $13,041    $12,065    $ 5,673         $1,372
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                0.05%      0.32%      1.30%          1.20%
Expenses                                             1.62%      1.33%      1.14% 5        1.19% 5
Expenses, net of voluntary assumption                1.59%       N/A         N/A           N/A
--------------------------------------------------------------------------------------------------
Portfolio turnover rate 6                              37%        62%        21%            20%

1. For the period from December 16, 1996 (inception of offering) to October 31, 1997.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2000, were $481,755,869 and $872,184,381, respectively.

See accompanying Notes to Financial Statements.

17 OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.

   The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.


18 OPPENHEIMER QUEST VALUE FUND, INC.

--------------------------------------------------------------------------------
Directors' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 2000, a credit of $9,015 was made for the Fund's projected benefit obligations and payments of $5,700 were made to retired directors, resulting in an accumulated liability of $123,103 as of April 30, 2000.

   The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Directors in shares of one or more Oppenheimer funds selected by the director. The amount paid to the Board of Directors under the plan will be determined based upon the performance of the selected funds. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


19 OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 2. Capital Stock

 The Fund has authorized 100 million shares of $1.00 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                                    Six Months Ended April 30, 2000       Year Ended October 31, 1999
                                            Shares           Amount           Shares           Amount
--------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                    4,903,144    $  91,133,273       11,694,065    $ 252,611,389
 Dividends and/or distributions
 reinvested                              5,320,589       99,335,195        2,024,604       43,002,612
 Redeemed                              (15,600,861)    (286,761,297)     (17,571,687)    (378,085,669)
                                       -----------------------------------------------------------------
 Net decrease                           (5,377,128)   $ (96,292,829)      (3,853,018)   $ (82,471,668)
                                       =================================================================

--------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                    1,862,332    $  33,947,886        6,613,830    $ 141,247,575
 Dividends and/or distributions
 reinvested                              3,169,538       57,747,586        1,023,776       21,407,158
 Redeemed                               (8,407,262)    (149,773,684)      (7,575,616)    (159,557,867)
                                       -----------------------------------------------------------------
 Net increase (decrease)                (3,375,392)   $ (58,078,212)          61,990    $   3,096,866
                                       =================================================================

--------------------------------------------------------------------------------------------------------
 Class C
 Sold                                      707,051    $  12,882,891        2,048,494    $  43,807,706
 Dividends and/or distributions
 reinvested                                811,048       14,785,649          282,097        5,898,654
 Redeemed                               (2,686,181)     (48,062,153)      (2,774,837)     (58,668,733)
                                       -----------------------------------------------------------------
 Net decrease                           (1,168,082)   $ (20,393,613)        (444,246)   $  (8,962,373)
                                       =================================================================

--------------------------------------------------------------------------------------------------------
 Class Y
 Sold                                      382,631    $   7,059,333          444,747    $   9,620,394
 Dividends and/or distributions
 reinvested                                 91,386        1,711,661           24,681          523,996
 Redeemed                                 (462,762)      (8,487,164)        (267,144)      (5,812,240)
                                       -----------------------------------------------------------------
 Net increase                               11,255    $     283,830          202,284    $   4,332,150
                                       =================================================================

--------------------------------------------------------------------------------
 3. UNREALIZED GAINS AND LOSSES ON SECURITIES

 As of April 30, 2000, net unrealized appreciation on securities of $59,030,874 was composed of gross appreciation of $127,649,796, and gross depreciation of $68,618,922.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, 0.85% of the next $800 million, 0.80% of the next $4 billion and 0.75% of average annual net assets in excess of $8 billion. Effective January 1, 2000, the Manager and the Sub-Advisor had voluntarily agreed to waive advisory fees at an annual rate equal to 0.05% of the Fund's average net assets for the quarter ending March 31, 2000. After March 31, 2000, such waiver will be at the annual rate of 0.05% or 0.10% based on criteria set forth in the prospectus. The foregoing waiver is voluntary and may be terminated by the Manager or the Sub-Advisor at any time. The Fund's management fee for the six months ended April 30, 2000 was 0.91% of the average annual net assets for each class of shares, annualized for periods of less than one full year.


20 OPPENHEIMER QUEST VALUE FUND, INC.

--------------------------------------------------------------------------------
 Sub-Advisor Fees. The Manager pays OpCap Advisors (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the six months ended April 30, 2000, the Manager paid $1,896,119 to the Sub-Advisor.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. The Fund pays OFS an annual maintenance fee of $18.00 for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the six months ended April 30, 2000, the Fund paid OFS $1,074,182.

--------------------------------------------------------------------------------
 Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                    Aggregate          Class A    Commissions      Commissions      Commissions
                                    Front-End        Front-End     on Class A       on Class B       on Class C
                                Sales Charges    Sales Charges         Shares           Shares           Shares
                                   on Class A      Retained by    Advanced by      Advanced by      Advanced by
 Six Months Ended                      Shares      Distributor    Distributor 1    Distributor 1    Distributor 1
=================================================================================================================
 April 30, 2000                     $629,632          $158,851       $160,644         $816,337         $88,000

 1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.


                                                Class A                    Class B                    Class C
                                    Contingent Deferred        Contingent Deferred        Contingent Deferred
                                          Sales Charges              Sales Charges              Sales Charges
 Six Months Ended               Retained by Distributor    Retained by Distributor    Retained by Distributor
---------------------------------------------------------------------------------------------------------------
 April 30, 2000                                 $30,558                 $1,206,228                    $25,457

    The Fund has adopted Distribution and Service Plans for Class A, Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
 Class a Distribution and Service Plan Fees. Under the plan the Fund pays an asset-based sales charge to the Distributor at an annual rate of 0.20% of average annual net assets of Class A shares of the Fund (the Board of Directors can set this rate up to 0.25%). Effective January 1, 2000, the asset-based charge rate for Class A shares has been voluntarily reduced from 0.25% to 0.20% of average annual net assets representing Class


21 OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES CONTINUED

 A shares. The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended April 30, 2000, payments under the Class A Plan totaled $1,780,844, all of which was paid by the Distributor to recipients. That included $62,025 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

    The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended April 30, 2000, were as follows:

                                                                        Distributor's     Distributor's
                                                                            Aggregate      Unreimbursed
                                                                         Unreimbursed     Expenses as %
                                  Total Payments    Amount Retained          Expenses     of Net Assets
                                      Under Plan     by Distributor        Under Plan          of Class
-------------------------------------------------------------------------------------------------------------
 Class B Plan                         $2,171,934         $1,753,289       $10,027,555             2.67%
 Class C Plan                            536,215            125,095         1,533,499             1.70


22 OPPENHEIMER QUEST VALUE FUND, INC.

--------------------------------------------------------------------------------
 5. BANK BORROWINGS

 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

    The Fund had no borrowings outstanding during the six months ended April 30, 2000.


23 OPPENHEIMER QUEST VALUE FUND, INC.

SHAREHOLDER MEETING  Unaudited

-------------------------------------------------------------------------------
 On March 17, 2000, a shareholder meeting was held to approve a new subadvisory agreement between the Manager and the Sub-advisor as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:




                     For       Against    Withheld/Abstain             Total
-------------------------------------------------------------------------------
              40,140,275       499,658             965,933        41,605,866



24 OPPENHEIMER QUEST VALUE FUND, INC.

OPPENHEIMER QUEST VALUE FUND, INC.

-------------------------------------------------------------------------------
 Officers and Directors             Bridget A. Macaskill, Chairman of the Board
                                      of Directors and President
                                    Paul Y. Clinton, Director
                                    Thomas W. Courtney, Director
                                    Robert G. Galli, Director
                                    Lacy B. Herrmann, Director
                                    George Loft, Director
                                    O. Leonard Darling, Vice President
                                    Andrew J. Donohue, Secretary
                                    Brian W. Wixted, Treasurer
                                    Robert J. Bishop, Assistant Treasurer
                                    Scott T. Farrar, Assistant Treasurer
                                    Robert G. Zack, Assistant Secretary
-------------------------------------------------------------------------------
 Investment Advisor                 OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
 Sub-Advisor                        OpCap Advisors
-------------------------------------------------------------------------------
 Distributor                        OppenheimerFunds Distributor, Inc.
-------------------------------------------------------------------------------
 Transfer and Shareholder           OppenheimerFunds Services
 Servicing Agent
-------------------------------------------------------------------------------
 Custodian of                       Citibank, N.A.
 Portfolio Securities
-------------------------------------------------------------------------------
 Independent Auditors               KPMG LLP
-------------------------------------------------------------------------------
 Legal Counsel                      Mayer, Brown & Platt

                                    The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                    This is a copy of a report to shareholders of Oppenheimer Quest Value Fund, Inc. This report must be preceded or accompanied by a Prospectus of Oppenheimer Quest Value Fund, Inc. For material information concerning the Fund, see the Prospectus.

                                    Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, ar not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

                                    Oppenheimer funds are distributed by
                                    Oppenheimer Funds Distributor, Inc., Two
                                    World Trade Center, New York, 10048-0203.

                                    (C) Copyright 2000 Oppenheimer Funds, Inc.
                                    All rights reserved.


25 OPPENHEIMER QUEST VALUE FUND, INC.


OPPENHEIMERFUNDS FAMILY

--------------------------------------------------------------------------------
 Global Equity

                        Developing Markets Fund                 Global Fund
                        International Small Company Fund        Quest Global Value Fund
                        Europe Fund                             Global Growth & Income Fund
                        International Growth Fund
----------------------------------------------------------------------------------------------------------
 Equity
                        Stock                                   Stock & Bond
                        Enterprise Fund 1                       Main Street(R) Growth & Income Fund
                        Discovery Fund                          Quest Opportunity Value Fund
                        Main Street(R) Small Cap Fund           Total Return Fund
                        Quest Small Cap Value Fund              Quest Balanced Value Fund
                        MidCap Fund                             Capital Income Fund 2
                        Capital Appreciation Fund               Multiple Strategies Fund
                        Growth Fund                             Disciplined Allocation Fund
                        Disciplined Value Fund                  Convertible Securities Fund
                        Quest Value Fund
                        Trinity Growth Fund                     Specialty
                        Trinity Core Fund                       Real Asset Fund
                        Trinity Value Fund                      Gold & Special Minerals Fund
----------------------------------------------------------------------------------------------------------
 Fixed Income
                        Taxable                                 Municipal
                        International Bond Fund                 California Municipal Fund 3
                        World Bond Fund                         Main Street(R) California Municipal Fund 3
                        High Yield Fund                         Florida Municipal Fund 3
                        Champion Income Fund                    New Jersey Municipal Fund 3
                        Strategic Income Fund                   New York Municipal Fund 3
                        Bond Fund                               Pennsylvania Municipal Fund 3
                        Senior Floating Rate Fund               Municipal Bond Fund
                        U.S. Government Trust                   Insured Municipal Fund
                        Limited-Term Government Fund            Intermediate Municipal Fund

                                                                Rochester Division
                                                                Rochester Fund Municipals
                                                                Limited Term New York Municipal Fund
----------------------------------------------------------------------------------------------------------
 Money Market 4
                        Money Market Fund                      Cash Reserves

1. Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.
2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income Fund."
3. Available to investors only in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.


26 OPPENHEIMER QUEST VALUE FUND, INC.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website-- we're here to help.

--------------------------------------------------------------------------------
Internet

24-hr access to account information and transactions1 www.oppenheimerfunds.com

--------------------------------------------------------------------------------
General Information

Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.525.7048

--------------------------------------------------------------------------------
Telephone Transactions

Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.852.8457

--------------------------------------------------------------------------------
PhoneLink

24-hr automated information and automated transactions
1.800.533.3310
--------------------------------------------------------------------------------
Telecommunications Device for the Deaf (TDD)

Mon-Fri 9am-6:30pm ET
1.800.843.4461

--------------------------------------------------------------------------------
OppenheimerFunds Market Hotline

24 hours a day, timely and insightful messages on the
economy and issues that may affect your investments
1.800.835.3104

--------------------------------------------------------------------------------
Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270Telecommunications Device for the Deaf (TDD)

Mon-Fri 9am-6:30pm ET
1.800.843.4461

--------------------------------------------------------------------------------
OppenheimerFunds Market Hotline

24 hours a day, timely and insightful messages on the
economy and issues that may affect your investments
1.800.835.3104

--------------------------------------------------------------------------------
Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

--------------------------------------------------------------------------------
Ticker Symbols   Class A: QFVFX  Class B: QFVBX  Class C: QFVCX  Class Y: QFVYX


1. At times this website may be inaccessible or its transaction feature may be unavailable.


                                                            OppenheimerFunds(R)
                                                              Distributor, Inc.

RS0225.001.0400 June 29, 2000